Acquisitions (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Pro Forma Combined Revenues and Net Income (Loss)

The following table presents the pro forma combined revenues and net income as if the ResCap net assets and the Ally Bank net assets had been acquired on January 1, 2012 and RMS and S1L on January 1, 2011 (in thousands, except per share data):

	For the Years Ended December 31,
	2013	2012
Revenues	$1,842,699	$953,624
Net income (loss)	259,281	(49,205)
Net income (loss) per share — basic	7.01	(1.33)
Net income (loss) per share — diluted	6.88	(1.33)

Schedule of Recognized Identified Assets Acquired and Liabilities Assumed

The table below presents the purchase price allocation of the estimated acquisition date fair values of the assets acquired and the liabilities assumed (in thousands):

Amount
Assets
Servicer and protective advances	$163,160
Servicing rights	58,680
Premises and equipment	1,866

Total assets acquired	223,706

Liabilities
Payables and accrued liabilities	924

Total liabilities assumed	924

Fair value of net assets acquired	$222,782

ResCap Acquisition [Member]
Estimated Purchase Price Allocation of Assets Acquired and Liabilities Assumed

The table below summarizes the originally reported estimated acquisition date fair values, measurement period adjustments recorded, and the adjusted preliminary purchase price allocation of assets acquired and liabilities assumed (in thousands):

	Originally Reported	Measurement Period Adjustments	Adjusted
Assets
Servicer and protective advances	$186,241	$(11,168)	$175,073
Servicing rights(1)	242,604	—	242,604
Goodwill	52,548	(4,900)	47,648
Intangible assets(1)	8,000	—	8,000
Premises and equipment	18,102	—	18,102

Total assets acquired	507,495	(16,068)	491,427

Liabilities
Payables and accrued liabilities	20,270	(8,031)	12,239

Total liabilities assumed	20,270	(8,031)	12,239

Fair value of net assets acquired	$487,225	$(8,037)	$479,188

(1)	The originally reported amounts for servicing rights and intangible assets were revised during the second quarter of 2013. Refer to the Accounting for Certain Purchased Servicing Rights section of Note 1 for further discussion.

Estimate of Identifiable Intangible Assets Recognized at Acquisition with Corresponding Weighted-Average Amortization Periods

The following table presents the estimate of identifiable intangible assets and capitalized software recognized at acquisition of the ResCap net assets with the corresponding weighted-average amortization periods at the acquisition date (dollars in thousands):

	Estimated Fair Value	Weighted- Average Amortization Period (in years)
Intangible assets — trade name	$8,000	8.0
Capitalized software(1)	17,100	3.0

Total intangible assets and capitalized software	$25,100	4.6

(1)	Capitalized software is included in premises and equipment, net on the consolidated balance sheets.

Reverse Mortgage Solutions, Inc. [Member]
Estimated Purchase Price Allocation of Assets Acquired and Liabilities Assumed

The table below summarizes the originally reported estimated acquisition date fair values, measurement period adjustments recorded, and the adjusted final purchase price allocation of assets acquired and liabilities assumed (in thousands):

	Originally Reported	Measurement Period Adjustments	Adjusted
Assets
Cash	$19,683	$—	$19,683
Restricted cash	1,401	—	1,401
Residential loans	5,331,989	—	5,331,989
Receivables	11,832	—	11,832
Servicer and protective advances	17,615	—	17,615
Servicing rights	15,916	—	15,916
Goodwill	101,199	28,800	129,999
Intangible assets	20,800	—	20,800
Premises and equipment	15,633	—	15,633
Deferred tax asset, net	19,052	17,159	36,211
Other assets	13,245	—	13,245

Total assets acquired	5,568,365	45,959	5,614,324

Liabilities
Payables and accrued liabilities	29,357	45,959	75,316
Debt	148,431	—	148,431
HMBS related obligations	5,254,231	—	5,254,231

Total liabilities assumed	5,432,019	45,959	5,477,978

Fair value of net assets acquired	$136,346	$—	$136,346

Estimate of Identifiable Intangible Assets Recognized at Acquisition with Corresponding Weighted-Average Amortization Periods

The following table presents the estimate of identifiable intangible assets recognized upon the acquisition of S1L with the corresponding weighted-average amortization periods at the acquisition date (dollars in thousands):

	Estimated Fair Value	Weighted- Average Amortization Period (in years)
Intangible assets:
Licenses	$5,000	25.0
Institutional relationships	4,700	1.6
Trademarks and trade name	800	4.4
Non-compete agreement	500	1.8

Total intangible assets	$11,000	12.4

Estimated Fair Value of Consideration Transferred in Connection with Acquisition

The table below details the estimated fair value of the consideration transferred in connection with the acquisition of RMS (in thousands, except shares and per share data):

Amount
Cash to owners of RMS(1)	$95,000
Company common stock (891,265 shares at $46.39 per share)(2)	41,346

Total consideration	$136,346

(1)	The cash portion of the acquisition of RMS was funded with proceeds from the issuance of common stock. This amount included $9.0 million in restricted cash that is payable to the sellers of RMS and is recorded in payables and accrued liabilities on the consolidated balance sheet at December 31, 2013.
(2)	The fair value of the $46.39 per share for the 891,265 common shares issued was based on an average of the high and low prices of the Company’s shares on November 1, 2012.

Security One Lending [Member]
Estimated Purchase Price Allocation of Assets Acquired and Liabilities Assumed

The table below presents the final purchase price allocation of the estimated acquisition date fair values of the assets acquired and the liabilities assumed (in thousands):

Amount
Assets
Cash and cash equivalents	$6,725
Restricted cash	822
Residential loans	98,441
Receivables	1,179
Servicing rights	378
Goodwill	8,809
Intangible assets	11,000
Premises and equipment	530
Other assets	500

Total assets acquired	128,384

Liabilities
Payables and accrued liabilities	8,252
Debt	89,434
Deferred tax liability, net	4,598

Total liabilities assumed	102,284

Fair value of net assets acquired	$26,100

Estimate of Identifiable Intangible Assets Recognized at Acquisition with Corresponding Weighted-Average Amortization Periods

The following table presents the estimate of identifiable intangible assets and capitalized software recognized upon the acquisition of RMS with the corresponding weighted-average amortization periods at the acquisition date (dollars in thousands):

	Estimated Fair Value	Weighted- Average Amortization Period (in years)
Intangible assets:
Institutional relationships	$11,900	10.0
Customer relationships	6,700	1.8
Trade name	1,200	4.7
Non-compete agreement	1,000	1.5

Total intangible assets	20,800	6.6
Capitalized software(1)	13,100	4.0

Total intangible assets and capitalized software	$33,900	5.6

(1)	Capitalized software is included in premises and equipment, net on the consolidated balance sheet.